Fair Value Measurements (Details) - Schedule of the Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Assets:
U.S. Money Market held in Trust Account	$ 345,565,682	$ 345,031,308
Liabilities:
Warrants Liability	13,353,111	23,093,609
Conversion Option Liability [Member]
Liabilities:
Warrants Liability	5,998
Public Warrants Liability [Member]
Liabilities:
Warrants Liability	7,475,000	12,765,000
Private Warrants Liability [Member]
Liabilities:
Warrants Liability	5,872,113	10,328,609
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
U.S. Money Market held in Trust Account	345,565,682	345,031,308
Liabilities:
Warrants Liability	7,475,000	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability	7,475,000	12,765,000
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
U.S. Money Market held in Trust Account
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
U.S. Money Market held in Trust Account
Liabilities:
Warrants Liability	5,878,111	10,328,609
Significant Other Unobservable Inputs (Level 3) [Member] | Conversion Option Liability [Member]
Liabilities:
Warrants Liability	5,998
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants Liability [Member]
Liabilities:
Warrants Liability
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants Liability [Member]
Liabilities:
Warrants Liability	$ 5,872,113	$ 10,328,609